SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of dividends
Dividends

2019

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 11, 2018	January 11, 2019	C$0.04	$6,328	C$8,393	$—
March 15, 2019	April 12, 2019	C$0.04	$6,326	C$8,410	$6,326
May 7, 2019	July 12, 2019	$0.04	$8,408	$—	$8,408
September 11, 2019	October 11, 2019	$0.04	$8,408	$—	$8,408
December 16, 2019	January 13, 2020	$0.06	$—	$—	$12,577
Total			$29,470		$35,719

2018

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 15, 2017	January 15, 2018	C$0.02	$3,351	C$4,219	$—
March 28, 2018	April 13, 2018	C$0.02	$3,340	C$4,224	$3,340
June 18, 2018	July 13, 2018	C$0.03	$4,811	C$6,337	$4,908
September 17, 2018	October 12, 2018	C$0.03	$4,827	C$6,290	$4,812
December 11, 2018	January 11, 2019	C$0.04	$—	$—	$6,177
Total			$16,329		$19,237

Disclosure of changes in stock options
Changes in stock options during the years ended December 31, 2019 and 2018 were as follows:

	Year ended December 31, 2019		Year ended December 31, 2018
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Balance, beginning of year	897,409	$5.02	1,499,315	$5.80
Exercised	(670,767)	5.21	(517,935)	6.70
Expired	(8,153)	5.72	(83,971)	8.44
Stock options outstanding, end of year	218,489	$4.44	897,409	$5.02
Stock options exercisable, end of year	218,489	$4.44	897,409	$5.02

Share options granted under former stock option plans
The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2019:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.98 - $6.82	172,416	January 1, 2019 - March 31, 2019	$39.10
$3.42 - $6.82	334,679	April 1, 2019 - June 30, 2019	$49.24
$6.82	1,998	July 1, 2019 - September 30, 2019	$56.22
$4.95 - $6.82	161,674	October 1, 2019 - December 31, 2019	$59.43
	670,767		$48.69

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2018:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.85 - $15.11	266,499	January 1, 2018 - March 31, 2018	$19.57
$3.42 - $6.82	82,049	April 1, 2018 - June 30, 2018	$22.64
$3.42 - $6.82	4,630	July 1, 2018 - September 30, 2018	$27.15
$2.98 - $6.82	164,757	October 1, 2018 - December 31, 2018	$29.49
	517,935		$23.28

Basic and diluted income per share
Basic and diluted income per share for the years ended December 31, 2019 and 2018 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2019 and 2018 includes the impact of certain outstanding options, PSUs and RSUs.

	Year ended December 31, 2019	Year ended December 31, 2018
Net earnings	$560,080	$273,943
Weighted average basic number of common shares outstanding (in '000s)	210,142	210,692
Basic earnings per share	$2.67	$1.30

Net earnings	560,080	273,943
Cash settling LTIP adjustment	1,450	—
Net earnings for diluted earnings	561,530	273,943
Weighted average diluted number of common shares outstanding (in '000s)	211,645	212,623
Diluted earnings per share	$2.65	$1.29

Disclosure of weighted average number of common shares
Weighted average diluted number of common shares for the years ended December 31, 2019 and 2018 is calculated as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Weighted average basic number of common shares outstanding (in '000s)	210,142	210,692
In the money shares - share options (in '000s)	450	905
Dilutive RSUs and PSUs (in '000s)	1,053	1,026
Weighted average diluted number of common shares outstanding	211,645	212,623